Operating leases right-of-use assets	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating leases right-of-use assets
12. Operating leases right-of-use assets:

The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2020 and 2029. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately four years and the present value of the outstanding operating lease liability was determined applying a weighted average discount rate of 3.0% based on incremental borrowing rates applicable in each location.
The components of lease cost are as follows:

	Years ended December 31,
	2020	2019
Operating lease cost:
Amortization of right-of-use assets	$3,874	$3,513
Interest	813	973
Total lease cost	$4,687	$4,486

The maturities of lease liabilities as of December 31, 2020 are as follows:

2021	$4,476
2022	4,291
2023	3,178
2024	2,570
2025	2,034
Thereafter	15,919
Total undiscounted cash flows	32,468
Less: imputed interest	(4,506)
Present value of operating lease liabilities	27,962
Less: current portion	(4,476)
Long term operating lease liabilities	$23,486